UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-539-5588
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland January 31, 2006

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	57

Form 13F Information Table Value Total:	138512

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209S103      321     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     3023    58750 SH       SOLE                    58750
Apple Computer                 COM              037833100      345     4800 SH       SOLE                     4800
Applied Matls Inc              COM              038222105     1551    86450 SH       SOLE                    86450
Ariel Corp Com                 COM              04033M104        0    10000 SH       SOLE                    10000
Barr Pharmaceutical            COM              068306109     7837   125816 SH       SOLE                   125816
Best Buy Company Inc           COM              086516101     1739    40000 SH       SOLE                    40000
Biovail Corporation            COM              09067J109      356    15000 SH       SOLE                    15000
Bristol-Myers Squibb           COM              110122108     2297    99942 SH       SOLE                    99942
Cendant                        COM              151313103     1764   102250 SH       SOLE                   102250
Ciber                          COM              17163B102     1519   230200 SH       SOLE                   230200
Citigroup Inc                  COM              172967101     3630    74800 SH       SOLE                    74800
Comcast cl A                   COM              20030N101      442    17055 SH       SOLE                    17055
Computer Sciences              COM              205363104     3124    61700 SH       SOLE                    61700
Conseco, Inc.                  COM              208464883     3489   150592 SH       SOLE                   150592
Costco Whsl Corp New           COM              22160K105     3786    76525 SH       SOLE                    76525
E.I. DuPont de Nemour          COM              263534109     3317    78050 SH       SOLE                    78050
Eaton Vance Sr Fltg Rate Fund  COM              27828Q105     1052    62100 SH       SOLE                    62100
Elk Corporation                COM              287456107     1572    46700 SH       SOLE                    46700
Exxon Mobil Corporati          COM              30231G102     3818    67969 SH       SOLE                    67969
Gap Inc.                       COM              364760108     1812   102700 SH       SOLE                   102700
General Electric Co            COM              369604103     3791   108166 SH       SOLE                   108166
General Motors Corp.           COM              370442105     1690    86998 SH       SOLE                    86998
Graftech Internatioal Ltd      COM              384313102     1898   305200 SH       SOLE                   305200
Hartford Fincl Services        COM              416515104     4423    51500 SH       SOLE                    51500
Home Depot Inc.                COM              437076102     2596    64136 SH       SOLE                    64136
Honeywell International, Inc.  COM              438516106     3007    80719 SH       SOLE                    80719
IBM Corp                       COM              459200101     3717    45222 SH       SOLE                    45222
Intel Corporation              COM              458140100     3308   132544 SH       SOLE                   132544
J P Morgan Chase               COM              46625H100     3649    91938 SH       SOLE                    91938
JLG Industries Inc.            COM              466210101     7553   165425 SH       SOLE                   165425
Lucent Technologies            COM              549463107     1442   542031 SH       SOLE                   542031
MCI New                        COM              552691107      204    10337 SH       SOLE                    10337
Marsh & McLennan Cos           COM              571748102     1607    50600 SH       SOLE                    50600
Masco Corporation              COM              574599106     3642   120650 SH       SOLE                   120650
Micron Technology In           COM              595112103     2333   175300 SH       SOLE                   175300
Microsoft Corporation          COM              594918104     2762   105613 SH       SOLE                   105613
Morgan Stanley                 COM              617446448     3987    70262 SH       SOLE                    70262
Motorola Inc.                  COM              620076109     2968   131365 SH       SOLE                   131365
Nokia Corporation              COM              654902204     3185   174050 SH       SOLE                   174050
Nutri/System Inc               COM              67069D108      937    26000 SH       SOLE                    26000
Palm Inc.                      COM              696643105      248     7797 SH       SOLE                     7797
Pfizer Inc.                    COM              717081103     2749   117872 SH       SOLE                   117872
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM              04033M104        0    20000 SH       SOLE                    20000
Storage Computer Corp          COM              86211A101        2   962975 SH       SOLE                   962975
Target Corporation             COM              87612E106     2253    40985 SH       SOLE                    40985
Telkonet                       COM              879604106      166    40000 SH       SOLE                    40000
Texas Instruments              COM              882508104     3673   114525 SH       SOLE                   114525
Tyco Intl Ltd                  COM              902124106     4492   155635 SH       SOLE                   155635
UNUM Provident Corp.           COM              91529Y106     4699   206551 SH       SOLE                   206551
Valor Communications Group     COM              920255106     2630   230675 SH       SOLE                   230675
Verizon Communication          COM              92343V104     3332   110617 SH       SOLE                   110617
Winnebago Industries           COM              974637100     1165    35000 SH       SOLE                    35000
Xerox Corporation              COM              984121103     3878   264700 SH       SOLE                   264700
eBay, Inc.                     COM              278642103     3733    86380 SH       SOLE                    86380
Hechinger                                       422660AB6        0    15000 SH       SOLE                    15000